Bank Overdraft and Short-term Borrowings - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of risk management strategy related to hedge accounting [line items]
Unused credit facility	€ 31,130	€ 24,307
Commitment fee	0
Trade receivables export [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Unused credit facility	28,588
Trade receivables secured borrowings [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Unused credit facility	282
Bank overdrafts [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Unused credit facility	€ 2,260